Taxes and payroll charges payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Taxes and payroll charges payable
21.	Taxes and payroll charges payable

	12.31.2018	12.31.2017
INSS (social security contribution) (i)	105.2	84.0
IRRF (withholding tax)	11.8	24.2
PIS and COFINS (ii)	1.6	4.2
Taxes refinancing program	1.1	15.0
IPI (manufacturing tax)	0.3	1.1
FGTS (government employee severance indemnity fund)	0.2	5.6
Others	6.4	6.8

	126.6	140.9

Current portion	68.4	70.7
Non-current portion	58.2	70.2

The Company is challenging, through both administrative and judicial proceedings, the constitutionality of the tax calculation base and its expansion, as well as the rate increase of certain taxes, social contributions and charges, with the aim of ensuring its right to withhold payment or recover amounts paid in previous years.

By means of such administrative and judicial proceedings, the Company has obtained injunctions and similar measures to suspend payment or offset payment of taxes and social contributions and charges. Provisions have been recorded for taxes not paid, as a result of preliminary legal decisions, and are updated based on the SELIC interest rate, pending a final and definitive decision. In some cases the Company maintains judicial deposit for the continuity of the judicial proceedings.

(i)	Corresponds substantially to:

•

The increase in the work-related accident insurance (“SAT”) rate. The Company is challenging the legality of the levy and absence of technical criteria for such rate since 1995. The amount involved is US$ 47.7 as of December 31, 2018 (US$ 54.6 as of December 31, 2017).

•

Additionally, in February, 2009, the Company filed a suit contesting the payment of social security on paid notice of dismissal and other indemnity payments. In October 2015 the Company obtained partial success in the dispute in relation to the employer’s portion of the Social Security on the paid notice, and therefore reduced the amount of the provision by US$ 2.5. Currently the remaining amount involved in the dispute in respect of the notice established in the collective agreement is US$ 10.0 as of December 31, 2018 and US$ 11.4 at December 31, 2017.

•

The Company obtained an injunction guaranteeing the right to not collect social security contributions according to the system established by Law 13,670 / 2018 in 2018 (maintenance of the Social Security Contribution on Gross Revenue—CPRB until 12/31/2018). The amount involved in the discussion is US$ 31.6 as of December 31, 2018.

(ii)	Refers to:

•

Contributions to the PIS/PASEP fund (Social Integration Program / Public Servant Fund). The dispute involving the calculation base for the non-cumulative system, was included under the terms of Law 11,941/09, and the suit was withdrawn. The Company continues to contest criteria for application of the benefits of refinancing in the ambit of the legal dispute.

•

Another lawsuit discusses the inclusion of the exchange rate variation in the PIS / PASEP calculation basis and was judged favorably, which is why the provision in question was written off and the process will no longer be informed (US$ 3.3 as of December 31, 2017).

With respect to the legal discussions mentioned above for certain taxes exposures, the liabilities will be recognized until there is a final outcome and no further appeals can be made.